American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund
American Beacon Treasury Inflation Protected Securities Fund

American Beacon Treasury Inflation Protected Securities Fund

Supplement dated June 30, 2014
to the
Prospectus dated April 30, 2014

Effective July 1, 2014, American Beacon Advisors, Inc.(“Manager”) will reduce the administrative service fee charged to the Fund's A Class and C Class shares from 0.40% to 0.30% of each Class's average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund's Prospectus dated April 30, 2014, and is in addition to any other supplement(s):

Fees and Expenses of the Fund
In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Treasury Inflation Protected Securities Fund	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge ('CDSC') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Treasury Inflation Protected Securities Fund		A Class	C Class	Y Class	Institutional Class		Investor Class
Management fees	[1]	0.11%	0.11%	0.11%	0.11%		0.11%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	none	none		none
Other Expenses	[1]	0.60%	0.58%	0.52%	0.29%		0.68%
Total Annual Fund Operating Expenses	[1]	0.96%	1.69%	0.63%	0.40%		0.79%
Fee waiver and/or expense reimbursement	[1]	(0.06%)	(0.01%)	(0.02%)	0.10%	[2]	(0.10%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1][3]	0.90%	1.68%	0.61%	0.30%		0.69%
[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]	The Manager has contractually agreed to reduce administrative services fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through April 30, 2015. The administrative services fee reduction can be changed only with the approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Expense Reduction and Reimbursement of a class to exceed the percentage limit contractually agreed.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses, as applicable, through April 30, 2015 to the extent that Total Annual Fund Operating Expenses exceed 0.90% for the A Class, 1.68% for the C Class, 0.61% for the Y Class and 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Treasury Inflation Protected Securities Fund (USD $)	1 year	3 years	5 years	10 years
A Class	563	761	975	1,591
C Class	271	532	917	1,997
Y Class	62	199	348	784
Institutional Class	31	119	215	496
Investor Class	70	242	428	969

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Treasury Inflation Protected Securities Fund C Class	171	532	917	1,997

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE